Basic and diluted loss per share	12 Months Ended
Mar. 31, 2022
Earnings per share [abstract]
Basic and diluted loss per share [Text Block]

12. Basic and diluted loss per share

The following table sets forth the computation of basic and diluted loss per share:

	2022 $	2021 $	2020 $

Loss for the year, being loss attributable to common shareholders - basic and diluted	(10,258,407)	(617,492)	(4,633,494)

	Shares	Shares	Shares
Weighted average common shares - basic and diluted	108,588,454	102,890,726	78,935,751

Basic and diluted loss per share	(0.09)	(0.01)	(0.06)

For the years ended March 31, 2022, 2021 and 2020, the Company excluded all potential common share equivalents from the diluted loss per share calculation as they were anti-dilutive.